Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Value-added tax	$ 1,208,054	$ 1,178,587
Corporate tax	364,456	357,680
Other taxes	145,652	144,209
Total	$ 1,718,162	$ 1,680,476